INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate Bonds
Balance at start of the year	$ 12,753	$ 13,245
Disposals during the year	0	(583)
Additions during the year	1,287	2,281
Unrealized gain/(loss) recorded in other comprehensive income	279	(9)
Accumulated other-than-temporary impairment*	(4,888)	(2,181)
Balance at end of the year	9,431	12,753
Shares
Balance at start of the year	61,326	73,929
Disposals during the year	(23,661)	(82,783)
Unrealized gain /(loss)*	(22,428)	29,104
Realized gain/(loss)*	4,864	40,777
FX gain/(loss)	(727)	299
Balance at the end of year	19,374	61,326
Total Investment in Debt and Equity Securities	28,805	74,079
Equity Securities pledged to creditors	$ 9,006	$ 43,775